CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	VSee Lab, Inc Preferred Stock [Member] Series A Preferred Stock [Member]	VSee Lab, Inc Preferred Stock [Member] Series A-1 Preferred Stock [Member]	VSee Lab, Inc Common Stock [Member]	VSee Lab, Inc Additional Paid-in Capital [Member]	VSee Lab, Inc Retained Earnings [Member]	VSee Lab, Inc Noncontrolling Interest [Member]	VSee Lab, Inc	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance at Dec. 31, 2021	$ 37	$ 123	$ 1,000	$ 6,026,457	$ (4,830,690)	$ (273,206)	$ 923,721
Beginning balance (shares) at Dec. 31, 2021	371,715	1,228,492	9,998,446
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss					(836,205)		(836,205)
Non-controlling interest						(89,549)	(89,549)
Ending balance at Dec. 31, 2022	$ 37	$ 123	$ 1,000	6,026,457	(5,666,895)	(362,755)	(2,033)		$ 464	$ 6,027,153	$ (5,666,895)	$ (362,755)	$ (2,033)
Ending balance (shares) at Dec. 31, 2022	371,715	1,228,492	9,998,446						4,639,643
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss											(451,252)		(451,252)
Non-controlling interest												(4,767)	(4,767)
Ending balance at Mar. 31, 2023									$ 464	6,027,153	(6,118,147)	(367,522)	(458,052)
Ending balance (shares) at Mar. 31, 2023									4,639,643
Beginning balance at Dec. 31, 2022	$ 37	$ 123	$ 1,000	6,026,457	(5,666,895)	(362,755)	(2,033)		$ 464	6,027,153	(5,666,895)	(362,755)	(2,033)
Beginning balance (shares) at Dec. 31, 2022	371,715	1,228,492	9,998,446						4,639,643
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss													(986,908)
Non-controlling interest													3,727
Ending balance at Sep. 30, 2023									$ 464	6,027,153	(6,653,803)	(359,028)	(985,214)
Ending balance (shares) at Sep. 30, 2023									4,639,643
Beginning balance at Dec. 31, 2022	$ 37	$ 123	$ 1,000	6,026,457	(5,666,895)	(362,755)	(2,033)		$ 464	6,027,153	(5,666,895)	(362,755)	(2,033)
Beginning balance (shares) at Dec. 31, 2022	371,715	1,228,492	9,998,446						4,639,643
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss					(3,448,090)		(3,448,090)
Non-controlling interest						37,476	37,476
Ending balance at Dec. 31, 2023	$ 37	$ 123	$ 1,000	6,026,457	(9,114,985)	(325,279)	(3,412,647)		$ 464	6,027,153	(9,114,985)	(325,279)	(3,412,647)
Ending balance (shares) at Dec. 31, 2023	371,715	1,228,492	9,998,446						4,639,643
Beginning balance at Mar. 31, 2023									$ 464	6,027,153	(6,118,147)	(367,522)	(458,052)
Beginning balance (shares) at Mar. 31, 2023									4,639,643
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss											(424,610)		(424,610)
Non-controlling interest												(3,971)	(3,971)
Ending balance at Jun. 30, 2023									$ 464	6,027,153	(6,542,757)	(371,493)	(886,633)
Ending balance (shares) at Jun. 30, 2023									4,639,643
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss											(111,046)		(111,046)
Non-controlling interest												12,465	12,465
Ending balance at Sep. 30, 2023									$ 464	6,027,153	(6,653,803)	(359,028)	(985,214)
Ending balance (shares) at Sep. 30, 2023									4,639,643
Beginning balance at Dec. 31, 2023	$ 37	$ 123	$ 1,000	6,026,457	(9,114,985)	(325,279)	(3,412,647)		$ 464	6,027,153	(9,114,985)	(325,279)	(3,412,647)
Beginning balance (shares) at Dec. 31, 2023	371,715	1,228,492	9,998,446						4,639,643
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss											(2,811)		(2,811)
Non-controlling interest												31,980	31,980
Ending balance at Mar. 31, 2024									$ 464	6,027,153	(9,117,796)	(293,299)	(3,383,478)
Ending balance (shares) at Mar. 31, 2024									4,639,643
Beginning balance at Dec. 31, 2023	$ 37	$ 123	$ 1,000	$ 6,026,457	$ (9,114,985)	$ (325,279)	$ (3,412,647)		$ 464	6,027,153	(9,114,985)	(325,279)	(3,412,647)
Beginning balance (shares) at Dec. 31, 2023	371,715	1,228,492	9,998,446						4,639,643
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss													(52,084,317)
Ending balance at Sep. 30, 2024								$ 1	$ 1,536	66,282,056	(61,524,581)		4,759,012
Ending balance (shares) at Sep. 30, 2024								6,158	15,362,278
Beginning balance at Mar. 31, 2024									$ 464	6,027,153	(9,117,796)	(293,299)	(3,383,478)
Beginning balance (shares) at Mar. 31, 2024									4,639,643
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss											(329,981)		(329,981)
Non-controlling interest												$ (31,980)	(31,980)
Ending balance at Jun. 30, 2024								$ 1	$ 1,481	64,582,130	(9,773,056)		54,810,556
Ending balance (shares) at Jun. 30, 2024								6,158	14,806,820
CHANGES IN STOCKHOLDERS' DEFICIT
Net loss											(51,751,525)		(51,751,525)
Ending balance at Sep. 30, 2024								$ 1	$ 1,536	$ 66,282,056	$ (61,524,581)		$ 4,759,012
Ending balance (shares) at Sep. 30, 2024								6,158	15,362,278